UNAUDITED CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - Class B Ordinary Shares - shares	Mar. 04, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 01, 2021	Jan. 14, 2021
Ordinary shares, outstanding	8,625,000	8,625,000	8,625,000	8,625,000	7,187,500
Over-Allotment Option | Maximum
Shares forfeited	1,125,000	1,125,000